Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Expenses
Exploration	$ 4,083,490	$ 3,603,980
Personnel	1,065,615	1,167,335
Marketing and shareholders’ communication	222,469	176,610
Directors’ fees	215,028	308,196
Professional services	84,944	260,200
Office and administrative	73,956	125,266
Depreciation	82,308	54,872
Loss from operations	(5,827,810)	(5,696,459)
Foreign currency exchange gain (loss)	36,003	(249,575)
Interest income	73,913	478
Other income (expenses)	109,916	(249,097)
Net and Comprehensive Loss for the Year	$ (5,717,894)	$ (5,945,556)
Basic and Diluted Loss per Common Share (in Dollars per share)	$ (0.09)	$ (0.12)
Weighted Average Number of Common Shares Outstanding (in Shares)	67,224,177	51,578,170